Risk management - Credit risk concentration (Details) - Trade and other receivables	Dec. 31, 2023	Dec. 31, 2022
Top five counterparties
Disclosure of credit risk exposure
Concentration of credit risks by main counterparties, % from total amount	46.00%	31.00%
Others
Disclosure of credit risk exposure
Concentration of credit risks by main counterparties, % from total amount	54.00%	69.00%